Goodwill	12 Months Ended
Jan. 03, 2021
Disclosure of goodwill [text block] [Abstract]
Goodwill
11.	Goodwill

	As of January 1, 2019		Additions	Disposals	As of December 31, 2019

Cost	Ps.	348,441	-	-	348,441

	As of December 31, 2019		Additions	Disposals	As of January 3, 2021

Cost	Ps.	348,441	-	-	348,441

Goodwill corresponds to the resulting excess between the consideration given and the fair values of the net assets acquired on the acquisition date paid by Betterware Latinoamerica Holding México, S.A. de C.V. (BLHM) and Strevo Holding, S.A. de C.V.

For impairment testing purposes, goodwill has been allocated to a CGU. The recoverable value of the CGU was based on the fair value minus disposal costs, estimated using discounted cash flows. The fair value measurement was classified as a Level 3 fair value based on the inputs in the valuation technique used.

The values assigned to the key assumptions represent the administration’s assessment of future trends in relevant industries and are based on historical data from external and internal sources.

As of January 3, 2021 and December 31, 2019, the estimated recoverable amount of the CGU exceeded its carrying amount.

The key assumptions used in the estimation of the recoverable amount are set out below. The values assigned to the key assumptions represent management’s assessment of future trends in the relevant industries and have been based on historical data from both internal and external sources.

In percent	2020	2019
Discount rate	11.2	12.4
Terminal Value Growth Rate	3.0	3.0
Budgeted EBITDA Growth Rate	38.0	14.0

The discount rate was a post-tax measurement estimated based on the historical industry average, weighted-average cost of capital and a market interest rate of 7.3% and 7.2% as of January 3, 2021 and December 31, 2019, respectively.

The cash flow projections included specific estimates for 5 years and a terminal growth rate thereafter. The terminal growth rate was determined based on management’s estimate of the long-term compound annual EBITDA growth rate, consistent with the assumptions that a market participant would make.

Budgeted EBITDA was estimated taking into account past experience and a revenue growth rate projected taking into account the average growth levels experienced over the past 5 years and the estimated sales volume and price growth for the next five years. It was assumed that the sales price would increase in line with forecast inflation over the next five years.